NOPTE 17 - PROFESSIONAL SERVICE AGREEMENT	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
NOPTE 17 - PROFESSIONAL SERVICE AGREEMENT

NOTE 17 - PROFESSIONAL SERVICE AGREEMENT

On March 1, 2010, the Company entered into two professional service agreements (the Agreements”) which are intended to be automatically renewable annually. Aggregate fees pursuant to the Agreements are comprised of (a) $20,000 in cash per month which has been accrued through the period ended December 31, 2010; (b) a one-time issuance of 120,000 shares of restricted common stock; and (c) three-year warrants, which vest six months from the grant date, to purchase for $20,000 the lower of (i) shares of common stock representing 1% of the Company’s outstanding common stock; or (ii) shares of common stock representing a fair market value of $150,000. In addition, the vendors are entitled to convert any unpaid cash fees into common stock at a 50% discount to the fair market value of the stock on the date of conversion. On April 1, 2011 the contracts were renewed with aggregate fees of $30,000 per month which have been accrued through the period ended December 31, 2011. In this renewal, the warrants were cancelled and are no longer exercisable. All amounts accrued as part of the $30,000 monthly accrual are done so pursuant to convertible promissory notes due on demand. They are convertible at a 50% discount to the fair market value of the stock on the date of conversion. April 1,2012 the agreements were amended to aggregate fees of $10,000 monthly and the monthly accrual adjusted accordingly.